Investments (Textuals) (Details) (USD $)	3 Months Ended	12 Months Ended									3 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 FIS	Dec. 31, 2012 FIS	Dec. 31, 2013 Banks, Trust and Insurance, Equities [Member]	Dec. 31, 2012 Banks, Trust and Insurance, Equities [Member]	Dec. 31, 2013 Ceridian and Remy	Dec. 31, 2013 Other Equity Method Investment	Mar. 31, 2014 Ceridian [Member]	Dec. 31, 2013 Ceridian [Member]	Dec. 31, 2013 Fixed Maturities	Dec. 31, 2012 Fixed Maturities	Dec. 31, 2011 Fixed Maturities	Dec. 31, 2013 Equity Securities, Available for Sale	Dec. 31, 2012 Equity Securities, Available for Sale	Dec. 31, 2011 Equity Securities, Available for Sale	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy
Schedule of Investments
Business Acquisition, Percentage of Voting Interests Acquired																			51.00%	51.00%
Purchased shares of FIS stock					1,303,860	1,603,860
FIS shares sold		300,000
Payments for Legal Settlements	$ 32,000,000										$ 100,000,000
Accumulated other comprehensive income on equity method investments									67,000,000	0
Available-for-sale Securities, Gross Realized Gain (Loss)		11,000,000
Deposits with various governmental authorities													129,000,000	160,000,000
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes													(58,000,000)	33,000,000	(10,000,000)	30,000,000	12,000,000	(2,000,000)
Available-for-sale Securities, Amortized Cost Basis							378	409
Fair value of investment in FIS common stock					70,000,000	56,000,000
Fair Value of Structured Notes		38,000,000	41,000,000
Net gain (loss) recorded on structured notes			3,000,000	(4,000,000)
Other than Temporary Impairment Losses, Investments		1,000,000	3,000,000	17,000,000
Investment for which an other than temporary impairment was previously recognized		0	7,000,000
Equity Method Investment, Ownership Percentage												32.00%								47.00%
Available-for-sale Securities, Fair Value							381	433
Equity Method Investment, Realized Gain (Loss) on Disposal		0	(73,000,000)
Proceeds from Sale of Equity Method Investments		0	0	32,000,000
Equity in earnings (loss) of unconsolidated affiliates		$ (26,000,000)	$ 10,000,000	$ 10,000,000